UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
Report Pursuant to Section 15G of the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[X] Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2019 to December 31, 2019

January 30, 2020
Date of Report

Benefit Street Partners CRE Finance LLC (formerly known as BSPCC Lender L.L.C.)
(Exact name of securitizer as specified in its charter)

025-01883	0001632269
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Micah Goodman, Managing Director and General Counsel, (212) 588-6982
 (Name and telephone number, including area code, of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)   [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  [_]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  [X]

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure
Pursuant to Rule 15Ga-1(c)(2), Benefit Street Partners CRE Finance LLC (formerly known as BSPCC Lender L.L.C) has indicated by check mark that there is no activity for the annual period.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: January 30, 2020	BENEFIT STREET PARTNERS CRE FINANCE LLC (formerly known as BSPCC Lender L.L.C.) (Securitizer)

	By:	/s/ Jerome Baglien
Name: Jerome Baglien
Title: Authorized Signatory